PREPAID EXPENSES AND OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of prepayments and other assets [text block] [Table Text Block]
	2017	2016

Prepaid expenses	$1,352	$1,008
Foreign exchange forward contracts designated as cash flow hedges	550	84
Loyalty reward currency inventory	58	162
Income tax receivable	457	176
Current portion of deferred costs	3	45
Prepaid expenses and current portion of other assets	$2,420	$1,475

Non-current portion of deferred costs	$-	$3
Non-current portion of loyalty reward currency inventory	2,661	2,712
Other assets	$2,661	$2,715